Employee Benefit Plans (Details) - USD ($)		12 Months Ended
	Apr. 17, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure
Annual returns on planned assets (as percentage)		25.80%	(6.20%)	17.40%	8.20%	(0.40%)
Defined benefit obligation expenses in next year		$ 1,800,000	$ 1,300,000
Supplemental Executive Retirement Plan
Defined Benefit Plan Disclosure
Accrued liability		640,000
Accrued expense		$ 320,000	$ 320,000
Pension Benefits
Defined Benefit Plan Disclosure
Percentage of employer match		3.00%
Defined benefit plan contributions by employer percent		6.00%
Contribution to defined benefit plan	$ 1,600,000